Document and Entity Information	Nov. 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001816017
Document Type	8-K
Document Period End Date	Nov. 16, 2022
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address, Address Line One	8000 Towers Crescent
Entity Address, Address Line Two	Drive
Entity Address, Address Line Three	Suite 1100
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(202)
Local Phone Number	301-5127
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Common Stock Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPIR.WS
Security Exchange Name	NYSE